Common Shares (Tables)	12 Months Ended
Dec. 31, 2012
COMMON SHARES [Abstract]
Common Shares Reserved for Future Issuance

	For the Years Ended December 31
	2010	2011	2012
Reserved for issuance upon conversion of the Preferred Shares (Note 17)	114,637,272	—	—
Reserved for issuance upon exercise of the Awards (Note 14)	36,415,442	44,537,192	67,232,942